Share capital	3 Months Ended
Mar. 31, 2026
Share Capital
Share capital
14.	Share capital:

(a)	Issued:

	March 31, 2026		December 31, 2025
		Number of		Number of
Class A common shares	Shares	Amount	Shares	Amount

Balance, beginning of period:	72,437,664	$242,444	53,618,357	$213,528
Settlement of RSUs	100,000	37	-	-
Private placement	-	-	15,086,208	29,345
Issuance costs	-	-	-	(3,549)
Exercise of warrants	-	-	3,733,099	3,120
Balance, end of period:	72,537,664	$242,481	72,437,664	$242,444

Intermap Technologies corporation

Notes to Condensed Consolidated Interim Financial Statements

(In thousands of United States dollars, except per share information)

(Unaudited)

For the three months ended March 31, 2026 and 2025	Page 9

During the first quarter of 2026, 100,000 RSUs were vested and settled in shares.

During the fourth quarter of 2025, 1,243,000 warrants were exercised for consideration of $857 and issuance costs of $17 were recorded.

In September 2025, the Company received gross proceeds of $20,653 under the “bought deal” offering issuing a total of 9,584,100 Class A common shares at a price of C$3.00. The Company recorded issuance costs of $2,460, including 575,046 warrants. The warrants were valued at $577 using the Black-Scholes pricing model with the following main assumptions: share price – C$3.05, volatility – 80.67%, risk free rate – 4.5%, dividend 0%.

During the third quarter of 2025, 2,380,554 warrants were exercised for consideration of $2,188.

In May 2025, 109,545 warrants were exercised for consideration of $75 and issuance costs of $2 were recorded.

In February 2025, the Company closed a “bought deal” Listed Issuer Financing Exemption offering and concurrent private placement issuing a total of 5,502,108 Class A common shares at a price of C$2.25 for aggregate gross proceeds of $8,692. The Company recorded issuance costs of $1,070, including 330,126 warrants. The warrants were valued at $267 using the Black-Scholes pricing model with the following main assumptions: share price - C$2.01 - C$2.51, volatility – 75.95%- 76.58%, risk free rate – 4.5%, dividend 0%.

(b)	Contributed surplus:

	March 31,	December 31,
	2026	2025

Balance, beginning of period	$26,502	$28,009
Settlement of RSUs	(37)	-
Share-based compensation	222	273
RSU and options surrenders	(1,605)	(1,780)

Balance, end of period	$25,082	$26,502

(c)	Earnings (loss) per share:

The calculation of earnings (loss) per share is based on the weighted average number of Class A common shares outstanding. Where the impact of the exercise warrants is anti-dilutive, they are not included in the calculation of diluted loss per share. The Company has incurred a net loss for each period presented and the including of the outstanding warrants in the loss per share calculation are anti-dilutive and therefore not included in the calculation.

The underlying Class A common shares pertaining to 2,449,176 restricted share units (RSUs), and 604,918 outstanding warrants could potentially dilute earnings.

Intermap Technologies corporation

Notes to Condensed Consolidated Interim Financial Statements

(In thousands of United States dollars, except per share information)

(Unaudited)

For the three months ended March 31, 2026 and 2025	Page 10

(d)	Omnibus Incentive Plan:

The Omnibus Incentive Plan (Omnibus Plan) was approved by the shareholders at the Annual General Meeting on March 15, 2018 and replaces the share option plan, the employee share compensation plan and the director’s share compensation plan, which provided for shares to be issued to employees and directors as compensation for services. The Omnibus Plan permits the issuance of options, stock appreciation rights, restricted share units and other share-based awards under one single plan.

The maximum number of common shares reserved under the Omnibus Plan was 3,363,631. Any common shares reserved under the predecessor share option plan related to awards that expire or forfeit will be rolled into the Omnibus Plan. At the Annual General Meeting on June 29, 2021, shareholders approved replenishment of 997,253 Common Shares reserved for issuance under the Omnibus Plan. At the Annual General Meeting on June 29, 2023, shareholders approved replenishment of 1,300,000 Common Shares reserved for issuance under the Omnibus Plan, for a total reserve of 5,660,884. As of March 31, 2026, no share options (December 31, 2025 – Nil) and 2,449,176 RSUs (December 31, 2025 – 3,672,415) are issued and outstanding. In addition, 872,183 Class A common shares were issued during 2018, 125,070 Class A common shares were issued during 2020, 50,000 shares were issued during 2021, and 100,000 shares were issued during the first quarter of 2026 under the plan, leaving 2,064,455 awards remaining available for future issuance.

The following tables summarize information regarding RSUs outstanding:

	March 31,	December 31,
	2026	2025
	Number of	Number of
	RSUs	RSUs

RSUs outstanding, beginning of year	3,672,415	3,779,623
Issued	20,000	502,658
Settled	(100,000)	-
Surrenders	(1,143,239)	(609,866)

RSUs outstanding, end of period	2,449,176	3,672,415

During the three months ended March 31, 2026 and 2025, 20,000 RSUs and Nil, respectively, were issued. During the three months ended March 31, 2026, the Company recognized $222 (three months ended March 31, 2025 – $43) of non-cash compensation expense related to the RSUs. During three months ended March 31, 2026, the Company settled 1,143,239 vested RSUs through cash payments in lieu of issuing equity instruments (March 31, 2025- nil). The total cash paid to employees and directors for the surrender of vested awards was $1,605 ($1,017 was paid to directors and key management).

(e)	Share-based compensation expense:

Non-cash compensation expense has been included in operating costs with respect to the share options, RSUs and shares granted to employees and non-employees as follows:

For the three months ended March 31,	2026	2025

Employees	$87	$16
Directors and advisors	135	27

Non-cash compensation	$222	$43

Intermap Technologies corporation

Notes to Condensed Consolidated Interim Financial Statements

(In thousands of United States dollars, except per share information)

(Unaudited)

For the three months ended March 31, 2026 and 2025	Page 11